Financial derivatives - Nominal amounts and fair values of trading and hedging financial derivatives - Trading liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Nominal amount of trading derivative liabilities	$ 4,554,993	$ 4,411,708
Fair value of trading derivative liabilities	176,678	286,111
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities	176,678	286,111
Currency risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	10,827	4,614
Currency risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	214,999	175,827
Fair value of trading derivative liabilities	3,389	7,991
Currency risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities	33,031	29,930
Fair value of trading derivative liabilities	102	72
Currency risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	70,823	54,923
Fair value of trading derivative liabilities	2,064	2,766
Currency risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities	417,366	451,191
Fair value of trading derivative liabilities	74,634	84,577
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	78,509	93,248
Fair value of trading derivative liabilities	915	306
Interest rate risk | Interest rate swaps
Financial liabilities
Nominal amount of trading derivative liabilities	3,724,129	3,597,275
Fair value of trading derivative liabilities	93,600	189,535
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	612	139
Fair value of trading derivative liabilities	1
Market Index | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities		2,292
Fair value of trading derivative liabilities		33
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities	1,904	697
Fair value of trading derivative liabilities	1,422	582
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	1,934	868
Fair value of trading derivative liabilities	209	65
Equity price risk | Equity swaps
Financial liabilities
Nominal amount of trading derivative liabilities	859	704
Fair value of trading derivative liabilities	$ 342	$ 184